Share-Based Compensation - Summary of Options Outstanding and Exercisable (Parenthetical) (Detail) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	$ 10.76	$ 11.66
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	12.97	13.62	$ 14.73
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	5.51	6.53
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	5.51	5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	10.12	12.85
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	12.42	12.65
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	14.95	15.95
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	15.21	15.94
Bottom of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	5.51	5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	5.51	5.51
Bottom of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	6.69	9.78
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	6.69	9.78
Bottom of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.52	14.76
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.52	14.76
Top of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	6.68	9.77
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	6.68	9.77
Top of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.51	14.75
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.51	14.75
Top of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	16.12	16.12
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	$ 16.12	$ 16.12